Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 25,795	$ 30,771
Cost of revenue	(20,362)	(24,845)
Gross profit	5,433	5,926
Operating cost and expenses:
Selling and distribution	(625)	(831)
General and administrative	(3,417)	(3,597)
Depreciation	(679)	(396)
Total operating cost and expenses	(4,721)	(4,824)
Income from operations	712	1,102
Other income (expense):
Interest income	17	30
Interest expense	(574)	(705)
Government grant	26	29
Gain on disposal of property and equipment		10
Foreign exchange (loss) gain, net	18	(210)
Other income	75	73
Total other expense, net	(438)	(773)
Income before income taxes	274	329
Income tax expense		(86)
NET INCOME	274	243
Other comprehensive loss (income):
Foreign currency translation adjustment	(69)	975
TOTAL COMPREHENSIVE INCOME	$ 205	$ 1,218
Net income per share
Net income per share- basic	$ 0.02	$ 0.02
Net income per share- diluted	$ 0.02	$ 0.02
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic	16,170	16,170
Weighted average number of ordinary shares outstanding, Diluted	16,170	16,170